Notes Payable – Related Party (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of trade and other payables [text block] [Abstract]
Repaid of principal amount	$ 664,697	$ 64,550
Accrued interest	19,288	23,456
Finance expense	$ 0	$ 60,770